Document and Entity Information	Oct. 02, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 02, 2024
Entity Registrant Name	Broadcom Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38449
Entity Tax Identification Number	35-2617337
Entity Address Address Line 1	3421 Hillview Avenue
Entity Address City Or Town	Palo Alto
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94304
City Area Code	650
Local Phone Number	427-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	AVGO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001730168
Amendment Flag	false